7 INTANGIBLE ASSETS (Details 1) - USD ($)	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
2017	$ 2,258,388	$ 2,464,184
2018	2,955,873	2,115,592
2019	2,727,968	1,748,250
2020	2,652,000	1,621,000
2021	1,251,681	815,678
Total	$ 11,845,910	$ 8,764,704